EVENTS OCCURRING AFTER THE REPORTING PERIOD (Details) - USD ($)	Jun. 18, 2025	Jun. 17, 2025	Mar. 31, 2025
Secured Notes
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Consolidated total net leverage ratio			3.75%
Interest coverage ratio			2.00%
Secured Notes | Amendment to Secured Notes | Fiscal Quarters ended March 31, 2025 and June 30, 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Consolidated total net leverage ratio	5.00%
Interest coverage ratio	1.50%
Secured Notes | Amendment to Secured Notes | Fiscal Quarters ended September 30, 2025 and December 31, 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Consolidated total net leverage ratio	4.33%
Interest coverage ratio	1.75%
Secured Notes | Amendment to Secured Notes | Fiscal Quarters ended March 31, 2026 through the Maturity Date
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Consolidated total net leverage ratio	3.75%
Interest coverage ratio	2.00%
Secured Guaranteed Notes | Amendment to Secured Notes
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Principal amount	$ 29,081,233	$ 26,437,485
Interest rate	19.00%
Interest payable in cash (as a percent)	14.00%
Interest payable in kind (as a percent)	5.00%
Monthly amortization payments	$ 1,000,000
Secured Guaranteed Notes | Amendment to Secured Notes | Repurchased on or before August 5, 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Prepayment penalty (as a percent)	5.00%
Secured Guaranteed Notes | Amendment to Secured Notes | Repurchased after August 5, 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Prepayment penalty (as a percent)	10.00%
Secured Convertible Guaranteed Notes
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Principal amount			$ 55,000,000
Interest rate			9.00%
Interest payable in cash (as a percent)			5.00%
Interest payable in kind (as a percent)			4.00%
Strike price			$ 18
Secured Convertible Guaranteed Notes | Amendment to Secured Notes
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Principal amount	$ 67,868,227	$ 61,652,927
Interest rate	15.00%
Interest payable in cash (as a percent)	5.00%
Interest payable in kind (as a percent)	10.00%
Strike price	$ 6
Common equity raised	$ 10,000,000
Secured Convertible Guaranteed Notes | Amendment to Secured Notes | Repurchased on or before August 31, 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Prepayment penalty (as a percent)	5.00%
Secured Convertible Guaranteed Notes | Amendment to Secured Notes | Repurchased during September 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Prepayment penalty (as a percent)	7.00%